Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	$ 73,785	$ 98,491	$ 124,485
CHINA
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	65,602	78,709	99,491
JAPAN
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	4,677	6,502	7,190
TAIWAN, PROVINCE OF CHINA
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	1,892	2,271	1,532
KOREA, REPUBLIC OF
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	500	7,965	11,521
Other Countries [Member]
Note 21 - Segment Information (Details) - Summary of Net Sales to Unaffiliated Customers by Geographic Region [Line Items]
Net Sales to Unaffiliated Customers	$ 1,114	$ 3,044	$ 4,751